Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000224642
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$14Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from October 29, 2024 to February 28, 2025. Expenses for the full year would be higher.
AssetsNet	$ 184,214,251
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$184,214,251 Number of Investments77 Portfolio Turnover15%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.4%
Other Repurchase Agreements	22.4%
Corporate Bonds	28.7%
Asset-Backed Securities	36.6%

Material Fund Change [Text Block]
C000224641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 184,214,251
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$184,214,251 Number of Investments77 Portfolio Turnover15%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.4%
Other Repurchase Agreements	22.4%
Corporate Bonds	28.7%
Asset-Backed Securities	36.6%

Material Fund Change [Text Block]
C000224644
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$14Footnote Reference1	0.40%
Footnote	Description
Footnote[1]	Based on operations for the period from October 29, 2024 to February 28, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from October 29, 2024 to February 28, 2025. Expenses for the full year would be higher.
AssetsNet	$ 328,109,788
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$328,109,788 Number of Investments117 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Port	0.3%
General Obligation-Local (Appropriation)	0.4%
Senior Care	0.6%
Higher Education	0.6%
Water & Sewer	1.5%
Hospital	3.8%
Airport	5.0%
Electric & Gas	7.0%
Industrial Development/Pollution Control	17.3%
Multi-Family Housing	18.0%
General Obligation-Local	23.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	15.5%
91-180 Days	14.4%
31-90 Days	15.3%
8-30 Days	2.6%
1-7 Days	52.3%

Material Fund Change [Text Block]
C000224643
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 328,109,788
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$328,109,788 Number of Investments117 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Port	0.3%
General Obligation-Local (Appropriation)	0.4%
Senior Care	0.6%
Higher Education	0.6%
Water & Sewer	1.5%
Hospital	3.8%
Airport	5.0%
Electric & Gas	7.0%
Industrial Development/Pollution Control	17.3%
Multi-Family Housing	18.0%
General Obligation-Local	23.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	15.5%
91-180 Days	14.4%
31-90 Days	15.3%
8-30 Days	2.6%
1-7 Days	52.3%

Material Fund Change [Text Block]